Financial Instruments - Additional Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Financial Instruments Owned At Fair Value [Abstract]
Investments		$ 0
Realized gains or losses on available-for-sale investments	$ 0
Other-than-temporary impairment losses on available-for-sale investments	$ 0